Consolidated Statements of Changes in Stockholders' Equity - JPY (¥) ¥ in Millions	Total	Common stock [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Treasury stock, at cost [member]	Sony Group Corporation's stockholders' equity [member]	Noncontrolling interests [member]
Beginning Balance (Previously stated [member]) at Mar. 31, 2022	¥ 5,706,582	¥ 880,365	¥ 1,461,053	¥ 4,170,417	¥ (677,989)	¥ (180,042)	¥ 5,653,804	¥ 52,778
Comprehensive income:
Net income	1,011,773			1,005,277			1,005,277	6,496
Other comprehensive income, net of tax	84,762				82,012		82,012	2,750
Total comprehensive income	1,096,535			1,005,277	82,012		1,087,289	9,246
Transfer to retained earnings				18,593	(18,593)
Transactions with stockholders and other:
Exercise of stock acquisition rights and other	8,998		(14)	(1,352)		10,364	8,998
Conversion of convertible bonds	26,547		(2,588)	(13,858)		42,993	26,547
Compensation expenses related to stock-based compensation transactions	11,064		11,064				11,064
Dividends declared	(92,615)			(86,635)			(86,635)	(5,980)
Purchase of treasury stock	(99,248)					(99,248)	(99,248)
Reissuance of treasury stock	3,668		1,242			2,426	3,668
Transactions with noncontrolling interests shareholders and other	(4,381)		(6,950)				(6,950)	2,569
Ending Balance at Mar. 31, 2023	6,657,150	880,365	1,463,807	5,092,442	(614,570)	(223,507)	6,598,537	58,613
Comprehensive income:
Net income	980,494			970,573			970,573	9,921
Other comprehensive income, net of tax	279,644				276,728		276,728	2,916
Total comprehensive income	1,260,138			970,573	276,728		1,247,301	12,837
Transfer to retained earnings				38,221	(38,221)
Transactions with stockholders and other:
Stock issued under stock-based compensation transactions	18,166	992	(1,939)	(144)		19,257	18,166
Compensation expenses related to stock-based compensation transactions	13,956		13,956				13,956
Dividends declared	(104,471)			(98,685)			(98,685)	(5,786)
Purchase of treasury stock	(202,974)					(202,974)	(202,974)
Reissuance of treasury stock	5,076		1,786			3,290	5,076
Transactions with noncontrolling interests shareholders and other	109,064		5,800				5,800	103,264
Ending Balance at Mar. 31, 2024	7,756,105	881,357	1,483,410	6,002,407	(376,063)	(403,934)	7,587,177	168,928
Comprehensive income:
Net income	1,159,887			1,141,600			1,141,600	18,287
Other comprehensive income, net of tax	(200,657)				(200,570)		(200,570)	(87)
Total comprehensive income	959,230			1,141,600	(200,570)		941,030	18,200
Transfer to retained earnings				(10,186)	10,186
Transactions with stockholders and other:
Stock issued under stock-based compensation transactions	51,437		3,008	(1,179)		49,608	51,437
Compensation expenses related to stock-based compensation transactions	8,575		8,575				8,575
Dividends declared	(123,016)			(115,312)			(115,312)	(7,704)
Purchase of treasury stock	(285,548)					(285,548)	(285,548)
Reissuance of treasury stock	5		1			4	5
Cancellation of treasury stock			(3,848)	(339,162)		343,010
Transactions with noncontrolling interests shareholders and other	143,363		(7,619)				(7,619)	150,982
Ending Balance at Mar. 31, 2025	¥ 8,510,151	¥ 881,357	¥ 1,483,527	¥ 6,678,168	¥ (566,447)	¥ (296,860)	¥ 8,179,745	¥ 330,406